Other Liabilities (Tables)	9 Months Ended
Jul. 31, 2025
Other Liabilities [Abstract]
Summary of Other Liabilities
Other Liabilities
(millions of Canadian dollars)
As at

July 31 October 31
2025 2024
Accounts payable, accrued expenses, and

other items
$ 8,062 $ 7,706
Accrued interest 4,556 5,559
Accrued salaries and employee benefits 5,713 5,386
Current income tax payable 650 67
Deferred tax liabilities 261 300
Defined benefit liability 1,353 1,380
Lease liabilities 5,089 5,013
Liabilities related to structured entities

(Note 3)
2,850 22,792
Provisions

(Note 17)
1,651 3,675
Total $ 30,185 $ 51,878